Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash and cash equivalents	$ 55	$ 471
Trade receivables	14	0
Other receivables	27	20
Inventory	47	74
Total current assets	143	565
NON-CURRENT ASSETS:
Property and equipment, net	50	37
Operating lease right-of-use assets	37	55
Intangible assets, net	35	32
Total long-term assets	122	124
TOTAL ASSETS	265	689
CURRENT LIABILITIES:
Short-term credit	86	97
Trade account payables	571	42
Short-term operating lease liabilities	19	19
Other account payables	328	102
Total current liabilities	1,004	260
NON-CURRENT LIABILITIES:
Long-term loan from a related party	236	239
Long-term operating lease liabilities	15	38
Other liabilities	36	32
Total long-term liabilities	287	309
Total Liabilities	1,291	569
STOCKHOLDER’S EQUITY (DEFICIENCY):
Common stock of $0.01 par value – Authorized: 150,000,000, issue and outstanding 112,033,909 as of December 31, 2022 and 31,549,132 as of December 2021;	1,120	315
Capital reserve from transaction with a major stockholder	37	15
Stock based compensation	182	0
Additional paid in capital	0	186
Accumulated deficit	(2,365)	(397)
Total stockholders’ deficiency	(1,026)	120
Total liabilities and Stockholder’s equity (deficiency)	265	689
Series D Preferred Stock [Member]
STOCKHOLDER’S EQUITY (DEFICIENCY):
Series D Convertible Preferred stock, $0.01 par value - Authorized: 110,000 shares; issued and outstanding: 0 shares as of December 31, 2022 and 110,000 shares as December 31, 2021	$ 0	$ 1